Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories

Amounts in US$ '000	2021	2020
Crude oil	5,419	7,537
Materials and spares	5,496	5,789
	10,915	13,326